Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates Used in Preparing Lakeshore Group’s CFS	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
United States of America, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing Lakeshore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	7.095	6.8717
Currency exchange rates, Profit/Loss	6.9834	6.61	6.4598
Singapore, Dollars [Member]
Schedule of Currency Exchange Rates Used in Preparing Lakeshore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	5.2762	5.176
Currency exchange rates, Profit/Loss	5.2261	4.9346	4.785
Philippines, Pesos [Member]
Schedule of Currency Exchange Rates Used in Preparing Lakeshore Group’s CFS [Line Items]
Currency exchange rates as of Balance Sheet	0.1286
Currency exchange rates, Profit/Loss	0.1275